INCOME TAXES (Tables)	7 Months Ended
Nov. 30, 2012
Income Taxes Tables
Components of net deferred tax assets, including a valuation allowance

Components of net deferred tax assets, including a valuation allowance, are as follows at November 30:

November 30
2012
Deferred tax assets:
Net operating loss carry forwards	$2,996
Valuation allowance	(2,996)
Total deferred tax assets	$-

Reconciliation between the statutory rate and the effective tax rate	Reconciliation between the statutory rate and the effective tax rate is as follows at November 30:
	2012
Federal statutory tax rate	(35.0	) %
Permanent difference and other	35.0%